Summary of Purchase Price and Goodwill Allocation Amounts (Parenthetical) (Detail) (Prism [Member])	0 Months Ended
Aug. 01, 2012
Patents [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Finite lived intangible assets, useful life	10 years
Acquired customer relationships [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Finite lived intangible assets, useful life	10 years
Trademarks [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Finite lived intangible assets, useful life	5 years